Provisions	12 Months Ended
Dec. 31, 2019
Provisions [Abstract]
Provisions
15.	PROVISIONS

At December 31, 2017, 2018 and 2019, this line item amounted to €361, €112, and €2,061 respectively.

The accruals recorded are mainly related to the research tax credit. See Note 24, "Litigation and contingent liabilities".